Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel Compensation

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2026	30 June 2025	30 June 2024
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,612,315	1,567,997	1,637,409
Post-employment benefits	149,469	154,188	158,080
Long-term benefits	24,115	18,625	10,607
Share-based payment expenses to KMP and their related entities	221,609	290,830	3,300
Total Key Management Personnel Compensation	2,007,508	2,031,640	1,809,396